Income Taxes - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefit, beginning of year	$ 638	$ 872
Additions based on tax positions related to prior years	1,222	80
Reductions for tax positions related to prior years	(86)	(39)
Lapse of statute of limitations	(11)	(275)
Unrecognized tax benefit, end of year	1,763	638
Impact on effective tax rate if recognized	1,733	627
Interest expense and penalties related to income taxes	101	8
Accrued interest and penalties	$ 362	$ 252